UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Theodore M. Bovard
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Theodore M. Bovard	Pittsburgh, PA	August 15, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      84
Form 13F Information Table Value Total:	 527,664
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS              PUT     INV
ISSUER                  	CLASS      CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- 	       -------- ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire Hathaway	CLA	084990175	 500 	0 	SH		SOLE		0
Apple Inc			COM	037833100	 928 	2 	SH		SOLE		2
McDonald's Corp			COM	580135101	 208 	2 	SH		SOLE		2
Air Prods & Chem		COM	009158106	 215 	3 	SH		SOLE		3
Berkshire Hathaway		CLB	084670702	 296 	4 	SH		SOLE		4
Yum! Brands Inc.		COM	988498101	 263 	4 	SH		SOLE		4
Emerson Electric		COM	291011104	 206 	4 	SH		SOLE		4
Russell 3000 Index		ETF	464287689	 368 	5 	SH		SOLE		5
Baxter Intl			COM	071813109	 263 	5 	SH		SOLE		5
Colgate-Palmolive		COM	194162103	 602 	6 	SH		SOLE		6
EQT Corp			COM	26884l109	 320 	6 	SH		SOLE		6
American Express		COM	025816109	 347 	6 	SH		SOLE		6
Royal Dutch Shell A		CLA	780259206	 403 	6 	SH		SOLE		6
Chevron Corp.			COM	166764100	 671 	6 	SH		SOLE		6
I Shares Tr S&P 100		ETF	464287101	 413 	7 	SH		SOLE		7
3M Co				COM	88579y101	 634 	7 	SH		SOLE		7
United Technologies		COM	913017109	 567 	8 	SH		SOLE		8
Allstate Corp			COM	020002101	 278 	8 	SH		SOLE		8
Rockwell Collins		COM	774341101	 413 	8 	SH		SOLE		8
Caterpillar Inc			COM	149123101	 776 	9 	SH		SOLE		9
Pepsico Inc			COM	713448108	 662 	9 	SH		SOLE		9
Philip Morris Intl		COM	718172109	 908 	10 	SH		SOLE		10
U.S. Bancorp			COM	902973304	 338 	11 	SH		SOLE		11
Coca Cola Co			COM	191216100	 865 	11 	SH		SOLE		11
Altria Group			COM	02209S103	 419 	12 	SH		SOLE		12
Procter & Gamble Co		COM	742718109	 938 	15 	SH		SOLE		15
Merck & Co Inc			COM	58933Y105	 665 	16 	SH		SOLE		16
Johnson & Johnson		COM	478160104	 1,127 	17 	SH		SOLE		17
Wal-Mart Stores Inc		COM	931142103	 1,324 	19 	SH		SOLE		19
Ansys Inc			COM	03662Q105	 1,202 	19 	SH		SOLE		19
Oracle Corp			COM	68389x105	 637 	21 	SH		SOLE		21
Abbott Laboratories		COM	002824100	 1,752 	27 	SH		SOLE		27
Mylan Inc			COM	628530107	 633 	30 	SH		SOLE		30
Tempur Pedic Intl		COM	88023u101	 986 	42 	SH		SOLE		42
Exxon Mobil Corp		COM	30231G102	 3,841 	45 	SH		SOLE		45
BMC Software			COM	055921100	 2,354 	55 	SH		SOLE		55
Intl Business Mach		COM	459200101	 11,414	58 	SH		SOLE		58
Fuel Systems Sols		COM	35952W103	 988 	59 	SH		SOLE		59
PPG Industries Inc		COM	693506107	 6,320 	60 	SH		SOLE		60
Kinder Morgan			COM	49456b101	 1,954 	61 	SH		SOLE		61
Cisco Systems Inc		COM	17275r102	 1,057 	62 	SH		SOLE		62
Rockwell Automation		COM	773903109	 4,517 	68 	SH		SOLE		68
V F Corp			COM	918204108	 9,306 	70 	SH		SOLE		70
Ingersoll Rand			COM	G47791101	 3,271 	78 	SH		SOLE		78
Matthews Intl Corp		CLA	577128101	 2,672 	82 	SH		SOLE		82
Erie Indemnity Co		CLA	29530P102	 7,265 	101 	SH		SOLE		101
Intel Corp			COM	458140100	 2,913 	109 	SH		SOLE		109
iShs iBoxx TR GS ETF		ETF	464287242	 14,306	122 	SH		SOLE		122
Texas Instruments Inc		COM	882508104	 3,623 	126 	SH		SOLE		126
Parker-Hannifin Corp.		COM	701094104	 10,471	136 	SH		SOLE		136
PNC Fin Svcs Grp		COM	693475105	 9,511 	156 	SH		SOLE		156
Alcoa Inc			COM	013817101	 1,442 	165 	SH		SOLE		165
Joy Global Inc			COM	481165108	 9,357 	165 	SH		SOLE		165
Amgen Inc			COM	031162100	 12,056	165 	SH		SOLE		165
Bank of NY Mellon 		COM	064058100	 4,088 	186 	SH		SOLE		186
Allergan Inc			COM	018490102	 17,473	189 	SH		SOLE		189
Kimberly-Clark Corp		COM	494368103	 16,213	194 	SH		SOLE		194
Consolidated Comm		COM	209034107	 2,918 	197 	SH		SOLE		197
Dell Inc			COM	24702r101	 2,660 	213 	SH		SOLE		213
Medtronic Inc			COM	585055106	 8,701 	225 	SH		SOLE		225
Xilinx Inc			COM	983919101	 7,604 	227 	SH		SOLE		227
Charles Schwab Corp		COM	808513105	 3,328 	257 	SH		SOLE		257
Boeing Co			COM	097023105	 20,054	270 	SH		SOLE		270
EMC Corp.			COM	268648102	 7,048 	275 	SH		SOLE		275
Voxx Intl Corp			COM	91829f104	 2,652 	285 	SH		SOLE		285
Pfizer Inc			COM	717081103	 6,677 	290 	SH		SOLE		290
Marsh & McLennan		COM	571748102	 9,608 	298 	SH		SOLE		298
Honeywell Intl Inc		COM	438516106	 17,582	315 	SH		SOLE		315
F.N.B. Corp			COM	302520101	 3,545 	326 	SH		SOLE		326
BP plc				COM	055622104	 13,379	330 	SH		SOLE		330
OPNET Tech Inc			COM	683757108	 9,095 	342 	SH		SOLE		342
Arthur J Gallagher		COM	363576109	 12,165	347 	SH		SOLE		347
FirstEnergy Corp		COM	337932107	 19,772	402 	SH		SOLE		402
Schwab US Mkt ETF		ETF	808524102	 14,267	437 	SH		SOLE		437
Windstream Corp			COM	97381w104	 4,298 	445 	SH		SOLE		445
SanDisk Corp			COM	80004C101	 16,731	459 	SH		SOLE		459
Loews Corp			COM	540424108	 21,637	529 	SH		SOLE		529
iShares MSCI Japan		ETF	464286848	 5,047 	536 	SH		SOLE		536
Verizon Comm			COM	92343V104	 27,445	618 	SH		SOLE		618
Microsoft Corp			COM	594918104	 19,480	637 	SH		SOLE		637
CA Technologies			COM	12673P105	 18,328	677 	SH		SOLE		677
AT&T Inc.			COM	00206r102	 26,287	737 	SH		SOLE		737
Comcast Corp			CLA	20030n101	 28,966	906 	SH		SOLE		906
General Electric Co		COM	369604103	 20,851	1001 	SH		SOLE		1001

